Note 3 - Liquidity and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
4.	Liquidity and Business Plan

On July 24, 2024, Panbela and its wholly-owned subsidiary, CPP, entered into a Loan Agreement (the “Loan Agreement”) with USWM, LLC (“USWM”) by executing and delivering to the Lender a Term Promissory Note (the “USWM Term Note”). Pursuant to the Loan Agreement, Panbela and CPP obtained a term loan from USWM in the original principal amount of $1,500,000 (the “USWM Loan”). The Loan Agreement and USWM Term Note are described in more detail in Note 10 titled “Subsequent Events”.

On January 31, 2024, the Company completed a registered public offering of common stock and warrants to purchase shares of common stock which resulted in gross proceeds of approximately $9.0 million.

During the year ended December 31, 2023, the Company completed two registered offerings of common stock and warrants to purchase shares of common stock. On June 21, 2023 and January 31, 2023, the Company completed registered public offerings for gross proceeds of approximately $8.5 million and $15.0 million, respectively.

The Company provided inducement warrants to certain shareholders to exercise their warrants. On November 2, 2023 gross proceeds were approximately $1.9 million and on December 21, 2023 the gross proceeds were approximately $2.0 million from these transactions.

During 2023, the Company also sold shares of common stock via an At the Market (ATM) facility with net proceeds of approximately $1.6 million.

We need to raise additional capital to support our current business plans. We may seek to raise additional funds through various sources, such as equity and debt financing, or through strategic collaborations and license agreements. We can give no assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data were not positive or economic and market conditions deteriorate.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our product candidates ivospemin, Flynpovi and eflornithine in the United States or other markets and ultimately our ability to market and sell product candidates. If we are unable to obtain additional financing when needed, if our clinical trials are not successful or if we are unable to obtain marketing approval, we would not be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be no assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.

3.	Liquidity and Management Plans

We will need to seek additional sources of funds to support our current business plans. We may seek to raise additional funds through various sources, such as equity and debt financing, or through strategic collaborations and license agreements. We can give no assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data were not positive or economic and market conditions deteriorate.

If we are unable to obtain additional financing when needed, we would need to scale back our operations taking actions that may include, among other things, reducing use of outside professional service providers, reducing staff or staff compensation, significantly modify or delay the development of our product candidates, license to third parties the rights to commercialize our product candidates as therapies in cancer or auto-immune diseases or other applications that we would otherwise seek to pursue, or cease operations.

Subsequent to December 31, 2023, the Company completed a registered public offering of common stock and warrants to purchase shares of common stock for gross proceeds of approximately $9.0 million. See Note 12 for additional information regarding the offer.

During the year ended December 31, 2023 the Company completed two registered offerings of common stock and warrants to purchase shares of common stock. For June 21, 2023 offering gross proceeds were approximately $8.5 million. For January 31, 2023 offering gross proceeds were approximately $15.0 million. See Note 9 for additional information regarding the offerings.

The Company provided inducement warrants to certain shareholders to exercise their warrants. On November 2, 2023 gross proceeds were approximately $1.9 million and on December 21, 2023 the gross proceeds were approximately $2.0 million from these transactions. See Note 9 for additional information regarding these inducement offerings.

During 2023 and 2022 the company also sold shares of common stock via an At the Market (ATM) facility. During the year ended December 31, 2023 net proceeds were approximately $1.6 million. During the year ended December 31, 2022 net proceeds were approximately $46,000. See Note 9 for additional information regarding the ATM facility.

On October 4, 2022, the Company completed a registered public offering offerings of common stock and warrants to purchase shares of common stock for gross proceeds of approximately $6.0 million. See Note 9 for additional information regarding the offering.

Much of the development efforts under way regarding the asset acquired in the CPP acquisition are funded by a licensing partner, see Note 8, “License Agreement for the Development and Commercialization of Flynpovi”, or collaborations with outside organizations including National Cancer Institute (“NCI”) and the Juvenile Diabetes Research Foundation (“JDRF”).

Based on the proceeds from the January 2024 offering it is expected that our cash will last into the second quarter of 2024.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for ivospemin (SBP-101), Flynpovi, eflornithine (CPP-1X) and eflornithine sachets (CPP-1X-S) in the United States or other markets and ultimately our ability to market and sell our product candidates. If we are unable to obtain additional financing when needed, if our clinical trials are not successful or if we are unable to obtain marketing approval, we would not be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be no assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional equity securities or convertible debt would likely result in dilution to our current stockholders.